Advances from the Federal Home Loan Bank (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Advances from the Federal Home Loan Bank [Line Items]
2016		$ 26,931
2017	$ 51,808	2,328
2018	3,249	3,249
2019	189	189
2020	142	142
2021	107	107
2022	79	79
2023	43
2023-2032		186
2024-2032	163
Advances from the Federal Home Loan Banks	$ 55,780	$ 33,211